Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

December 31, 2022

Investments in Portfolio Funds*	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Hein Park Offshore Investors Ltd	1/1/2022	$4,250,000	$3,327,560	3.08%	Quarterly
Redwood Opportunity Offshore Fund, Ltd.	7/1/2020	4,000,000	4,222,610	3.90	Quarterly
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	7,180,612	9,329,892	8.62	Annually

Total Event Driven		15,430,612	16,880,062	15.60

Global Asset Allocation(b)
Rokos Global Macro Fund Limited	11/1/2015	7,312,448	10,020,331	9.26	Monthly

Total Global Asset Allocation		7,312,448	10,020,331	9.26

Long-Short(c)
12 West Capital Fund Ltd	3/1/2022	3,600,000	2,349,813	2.17	Quarterly
Eversept Global Healthcare Offshore Fund, Ltd.	12/1/2020	4,150,000	4,531,279	4.19	Quarterly
Glenernie Long/Short Fund Ltd	1/1/2022	4,500,000	3,077,068	2.84	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	5,638,842	4,679,454	4.32	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	4,550,753	5,095,457	4.71	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	4,937,410	4,790,308	4.43	Quarterly
Soroban Decarbonization Beneficiaries Cayman Fund Ltd.	4/1/2022	4,200,000	3,738,456	3.46	******
Whale Rock Flagship Fund Ltd.	7/1/2014	2,688,672	2,164,116	2.00	Quarterly

Total Long-Short		34,265,677	30,425,951	28.12

Relative Value(d)
Boundary Creek Fund Offshore Ltd	7/1/2021	3,500,000	3,505,711	3.24	Quarterly
Dark Forest Global Equity Offshore Fund Ltd	4/1/2021	6,750,000	7,017,215	6.48	Quarterly
Iguazu Investors (Cayman), SPC	7/1/2014	1,278,071	2,260,538	2.09	Quarterly
Pine River Fixed Income Fund Ltd.	7/1/2014	2,240	898	0.00	N/A*****
Steelhead Pathfinder Fund Ltd.	1/1/2020	4,650,000	5,211,245	4.82	Monthly
Triton Fund, Ltd.***	7/1/2014	72,608	31,341	0.03	N/A*****

Total Relative Value		16,252,919	18,026,948	16.66

Multi-Discipline(e)
140 Summer Partners Offshore Ltd.	2/1/2022	5,250,000	5,179,960	4.78	Quarterly
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	241,033	348,066	0.32	Annually
Castle Hook Offshore Fund Ltd.	1/1/2017	3,376,043	5,256,529	4.86	Quarterly
Crake Global Feeder Fund ICAV****	10/1/2019	2,000,000	3,150,129	2.91	Monthly
FourSixThree Overseas Fund, Ltd.	1/1/2022	5,700,000	5,691,622	5.26	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	4,788,894	5,126,611	4.74	Quarterly
TIG Zebedee Focus Fund Limited	7/1/2014	7,902,453	8,680,534	8.02	Monthly

Total Multi-Discipline		29,258,423	33,433,451	30.89

Total investments in Portfolio Funds		$102,520,079	108,786,743	100.53

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2022

	First
	Acquisition			Percentage
Investments in short-term investments	Date	Cost	Fair Value	of Net Assets	Liquidity**
Short-term investments

Money Market Fund
BlackRock Liquidity Fund, Treasury Trust Fund (Institutional Shares) (1,000,434 shares)		$1,000,434	$1,000,434	0.93%

Total investments in Portfolio Funds and short-term investments		$103,520,513	109,787,177	101.46

Remaining assets less liabilities			(1,575,462)	(1.46)

Net assets			$108,211,715	100.00%

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2022

Investments by Strategy (as a percentage of total investments)

Event Driven	15.38%
Global Asset Allocation	9.13
Long-Short	27.71
Relative Value	16.42
Multi-Discipline	30.45
Short-term investments	0.91

Total	100.00%

*	Investments in Portfolio Funds are non-income producing. All Portfolio Funds are domiciled in the Cayman Islands, unless otherwise noted.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 30 to 180 days. If applicable, the lock up period is 24 months.

***	This Portfolio Fund is domiciled in Bermuda.

****	This Portfolio Fund is domiciled in Ireland.

*****	These Portfolio Funds are not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of these Portfolio Funds.

******	The term of the Portfolio Fund is December 31, 2024 and will not allow a liquidity event prior to its termination other than a Key Man or Bad Actor Event.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global asset allocation strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $108,786,743 are excluded from the fair value hierarchy as of December 31, 2022.

As of December 31, 2022, the Fund held $1,000,434 in short-term investments in a money market fund which is categorized as Level 1. In accordance with Topic 820, Level 1 refers to identical securities traded in an active market. Such securities are traded on national exchanges and are valued at the closing sales price or, if there are no sales, at the latest bid quotations.

Federal Income Tax Information

As of December 31, 2022, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$117,004,065

Gross unrealized appreciation	$12,075,840
Gross unrealized depreciation	(20,293,162)

Net unrealized appreciation/(depreciation) on investments	$(8,217,322)

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